Property and equipment	12 Months Ended
Dec. 31, 2017
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Property and equipment
10.	Property and equipment:

	Computer equipment and software	Furniture and equipment	Leasehold improvements	Injection mold	Total

Cost

Balance as at January 1, 2016	$43,312	$116,195	$4,727	$311,273	$475,507

Additions	16,016	1,805	-	95,375	113,196

Dispositions	(3,629)	-	-	-	(3,629)

Balance as at December 31, 2016	55,699	118,000	4,727	406,648	585,074

Additions	26,356	97,021	1,057	1,414	125,848

Dispositions	-	-	-	-	-
Balance as at December 31, 2017	$82,055	$215,021	$5,784	$408,062	$710,922

	Computer equipment and software	Furniture and equipment	Leasehold improvements	Injection mold	Total

Accumulated depreciation

Balance as at January 1, 2016	$22,162	$39,130	$2,594	$126,915	$190,801

Depreciation expense	7,950	19,893	426	42,369	70,638

Dispositions	(563)	-	-	-	(563)

Balance as at December 31, 2016	29,549	59,023	3,020	169,284	260,876

Depreciation expense	13,408	24,074	465	47,732	85,680

Dispositions	-	-	-	-	-
Balance as at December 31, 2017	$42,957	$83,097	$3,485	$217,016	$346,556

	Computer equipment and software	Furniture and equipment	Leasehold improvements	Injection mold	Total

Net book value

December 31, 2017	$39,098	$131,924	$2,299	$191,046	$364,366

December 31, 2016	$26,150	$58,977	$1,707	$237,364	$324,198